Fair Value	6 Months Ended
Sep. 30, 2024
Fair Value [Abstract]
Fair value

7. Fair value

The following table presents information about the Company’s assets by major category measured at fair value on a recurring basis as of September 30, 2024 and March 31, 2024 and indicates the fair value hierarchy of the valuation technique utilized by the Company to determine such fair value.

Assets measured at fair value on a recurring basis as of September 30, 2024 and March 31, 2024 are as follows:

	September 30, 2024
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$416,271	$416,271	$-	$-	$416,271
Money market fund	180,193	180,193	-	-	180,193
US Treasury notes	998,266	998,266	-	-	998,266
Foreign currency forward contracts	272,824	-	272,824	-	272,824
Total assets at fair value	$1,867,554	$1,594,730	$272,824	$-	$1,867,554

	March 31, 2024
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$946,619	$946,619	$-	$-	$946,619
Money market fund	175,373	175,373	-	-	175,373
US Treasury notes	991,862	991,862	-	-	991,862
Foreign currency forward contracts	468,919	-	468,919	-	468,919
Total assets at fair value	$2,582,773	$2,113,854	$468,919	$-	$2,582,773

There was no transfer between any levels during the six months ended September 30, 2024 and 2023, respectively.